Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of trade and other receivables [line items]
GST and VAT receivables	$ 171,834	$ 267,703
Accounts receivable and R&D grants receivable	3,121,858	4,926,423
Current receivables	$ 3,293,692	$ 5,194,126